Note 24 - Income Tax (Expense) Benefit - Summary of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands		5 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current income taxes		$ (223)	$ (2,077)	$ (4,322)	$ (5,449)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	[1]			(615)
Deferred taxes		2,319	2,820	(1,544)	4,009
Income tax (expense) benefit		$ 2,096	$ 743	$ (6,481)	$ (1,440)

[1]	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.